Long-Term Bank Loans - Summary of Loans and Bonds Payable (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (6,997.7)	$ (18,100.0)
Long-term bank loans	4,383.0	4,760.0	$ 143.1
Long-term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	6,706.4	6,013.3
Less: Discounts on government grants	(27.8)	(39.4)
Less: Current portion	(2,295.6)	(1,213.9)
Long-term bank loans	$ 4,383.0	$ 4,760.0
Maturity date	December 2027	December 2027
Long-term bank loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.15%	1.03%	1.15%
Long-term bank loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.35%	1.23%	1.35%